Convertible Redeemable Preferred Stock - Schedule of Convertible Redeemable Preferred Stock (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Class A Convertible Preferred Stock
Shares authorized	10,207	10,207	10,207
Shares issued	10,207	10,207	10,207
Shares outstanding	10,207	10,207	10,207
Liquidation preference	$ 20,377	$ 19,271	$ 17,196
Class B Convertible Preferred Stock
Shares authorized	85,000	85,000	85,000
Shares issued	85,000	85,000	85,000
Shares outstanding	85,000	85,000	85,000
Liquidation preference	$ 169,442	$ 160,238	$ 143,069
Class C Convertible Preferred Stock
Shares authorized	214,588	214,588	214,588
Shares issued	166,088	166,088	166,088
Shares outstanding	166,088	166,088	166,088
Liquidation preference	$ 235,491	$ 222,430	$ 198,158
Class D Convertible Preferred Stock
Shares authorized	132,618	132,618	132,618
Shares issued	125,104	125,000
Shares outstanding	125,104	125,000
Liquidation preference	$ 138,769	$ 132,328